Other non-current assets	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets
14. Other non-current assets

Other non-current assets include assets that do not fall into any other non-current asset category (such as goodwill or property, plant and equipment) where the benefit to be received from the asset is not due to be received until after 31 March 2022.

	2021	2020
	£m	£m
Other receivables	45	35
Non-current tax assets	6	65
Prepayments	5	19
Accrued income¹	237	235
	293	354
1. Includes accrued income in relation to property sales to the St William joint venture.